INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense	$ 709,698	$ 593,117
Currency translation differences	245	2,259
Gamehaus Inc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense			$ 766,923	$ 832,080
Currency translation differences			1,031	19,444
Other Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Currency translation differences	$ 1,093	$ 8,645
Other Intangible Assets [Member] | Gamehaus Inc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Currency translation differences			$ 8,893	$ 134,105